Significant Accounting Policies (Details Textual)	12 Months Ended
	Mar. 31, 2020 USD ($)	Mar. 31, 2019 USD ($)	Mar. 31, 2020 CNY (¥)	Mar. 31, 2019 CNY (¥)	Mar. 31, 2018 USD ($)
Significant Accounting Policies (Textual)
Straight-line method over the grant period	50 years
Percentage of maximum revenue payment to customer	3.00%	3.00%
Government grants	$ 162,268	$ 146,992
Shipping and handling costs	1,869,505	1,841,312
Advertising costs	$ 3,856,921	3,217,096
Description of value-added tax	Before May 1, 2018, the applicable VAT rate was 17%, while after May 1, 2018 and before April 1, 2019, the Company is subject to a VAT rate of 16%. After April 1, 2019, the Company is subject to a VAT rate of 13% based on the new Chinese tax law.
Cash and cash equivalents	$ 33,654,765	14,800,772			$ 8,884,829
After tax profit	10.00%
Accumulative amount of reserve	50.00%
Retained earnings	$ 66,623,204	$ 53,935,169
RMB [Member]
Significant Accounting Policies (Textual)
Cash and cash equivalents | ¥			¥ 236,857,749	¥ 99,661,001